UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2025 to September 30, 2025

Date of Report (Date of earliest event reported) November 14, 2025

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: 0001784318

Mark Lorimer, (888) 969-0959

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositors:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

LendingPoint 2018-1 Funding Trust received a repurchase demand for the quarterly period ended September 30, 2025 with respect to the assets it sold to LendingPoint 2020-REV1 Asset Securitization Trust. Details regarding such repurchase demand are presented below:

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Demand in Dispute			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Asset Class: Consumer Loan/General Purpose Loan
LendingPoint 2020-REV1 Asset Securitization Trust (0001784318)		LendingPoint 2018-1 Funding Trust	25,740	$311,009,531.38	100.00%	14	$0	0.00%	11	$0	0.00%	3	$0	0.00%
Total			25,740	$311,009,531.38	100.00%	14	$0	0.00%	11	$0	0.00%	3	$0	0.00%

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 17, 2025

LendingPoint 2018-1 Funding Trust, as Securitizer

By: LendingPoint LLC, as Administrator of LendingPoint 2018-1 Funding Trust

By:	/s/ Mark Lorimer
Name:	Mark Lorimer
Title:	Chief Business Affairs & Legal Officer